Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Balances and Transactions with Related Parties and Affiliated Companies

The consolidated statements of financial position and consolidated statements of income include the following balances and transactions with related parties and affiliated companies:

	2018		2017
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and Subsidiaries (see Note 7) (1) (3)	Ps.	783	Ps.	402
Due from The Coca-Cola Company (see Note 7) (1) (3)		1,173		2,054
Due from Heineken Group (1)		243		290
Other receivables (1)		332		27
Shareholders Vonpar (see Note 7)		—		1,219

	Ps.	2,531	Ps.	3,992

	2018		2017
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and Subsidiaries (2) (3)	Ps.	1,371	Ps.	1,038
Due to The Coca-Cola Company (2) (3)		3,893		3,731
Due to Heineken Group(2)		1,446		1,348

Other payables (2)		820		330

	Ps.	7,530	Ps.	6,447

(1)	Presented within accounts receivable.
(2)	Recorded within accounts payable and suppliers
(3)	Parent

Summary of Transactions and Other Related Parties

Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2018		2017		2016
Income:
Sales to affiliated parties	Ps.	5,200	Ps.	4,761	Ps.	4,274
Ades		592		—		—
Heineken		4		—		—
Interest income received from Compañía Panameña de Bebidas, S.A.P.I. de C.V.		—		—		1
Interest income received from BBVA Bancomer, S.A. de C.V.		180		138		17
Expenses:
Purchases and other expenses of FEMSA		8,878		7,773		8,328
Purchases of concentrate from The Coca-Cola Company		32,379		30,758		38,146
Purchases of raw material, beer and operating expenses from Heineken		14,959		13,608		8,823
Advertisement expense paid to The Coca-Cola Company		2,193		1,392		2,354
Purchases from Jugos del Valle		2,872		2,604		2,428
Purchase of sugar to Promotora Industrial Azucarera, S.A. de C.V.		2,604		1,885		1,765
Purchase of sugar from Beta San Miguel		651		1,827		1,349
Purchase of sugar, cans and aluminum lids to Promotora Mexicana de Embotelladores, S.A. de C.V.		—		839		759
Purchase of canned products to Industria Envasadora de Queretaro, S.A. de C.V.		596		804		798
Purchase of inventories to Leao Alimentos e Bebidas, LTDA		2,654		4,010		3,448
Purchase of resin from Industria Mexicana de Reciclaje, S.A. de C.V.		298		267		265
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)		127		47		1
Donations to Fundación Femsa, A.C.		179		2		92
Interest expense paid to The Coca-Cola Company		—		11		—
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (1)		—		—		1
Interest and fees paid to Bancomer		168		—		—
Other expenses with related parties		79		202		185

(1)	One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2)	In 2018 and 2017, there were donations to ITESM made through Fundacion FEMSA as intermediary for Ps. 127 and Ps. 47 respectively

Schedule of Key Management Remuneration

The benefits and aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2018		2017		2016
Current employee benefits	Ps.	705	Ps.	621	Ps.	652
Termination benefits		57		27		154
Shared based payments		157		316		258